PROVISIONS (Details 10) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Present value of obligations as of January 1, 2017 / April 1, 2016	$ 34,768	$ 31,149
Interest expense on obligations	2,742	1,081
Actuarial losses	223	3,761
Total	31,761	34,768
Severance [Member]
Disclosure of defined benefit plans [line items]
Present value of obligations as of January 1, 2017 / April 1, 2016	472	348
Current service cost	13	21
Interest expense on obligations	36	16
Actuarial losses	(19)	159
Benefits paid	(93)	(74)
Other- exchange rate differences	(38)	2
Closing defined benefit obligation
Total	$ 371	$ 472